Annual Total Returns - Fidelity Managed Retirement 2010 Fund [BarChart] - 07.31 Fidelity Managed Retirement Funds Retail Combo PRO-11 - Fidelity Managed Retirement 2010 Fund - Fidelity Managed Retirement 2010 Fund
Sep. 29, 2021
Bar Chart Table:
Annual Return 2011	(0.79%)
Annual Return 2012	11.72%
Annual Return 2013	15.50%
Annual Return 2014	5.72%
Annual Return 2015	(0.13%)
Annual Return 2016	6.86%
Annual Return 2017	10.62%
Annual Return 2018	(2.84%)
Annual Return 2019	12.62%
Annual Return 2020	9.58%